INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

12.     INCOME TAXES

BVI

The Company is incorporated in the BVI and conducts its primary business operations through the subsidiaries in the PRC and the U.S. Under the current laws of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

PRC

The Company’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Changhe Bio-Medical Technology (Yangzhou) Co., Ltd., Changwei System Technology (Shanghai) Co., Ltd., Shanghai Xinshenpai Technology Co., Ltd., AnPac Bio-Medical Technology (Shanghai) Co., Ltd., Lishui AnPac Medical Laboratory Co., Ltd., Shiji (Hainan) Medical Technology Ltd. and Penghui Health Management Co., Ltd. are entitled to a preferential income tax rate of 20%, as they qualify as small and micro-sized enterprises.

Dividends, interests, rent and royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with PRC that provides for a reduced withholding tax rate or an exemption from withholding tax.

United States

AnPac US is subject to the U.S. federal corporate income tax at a rate of 21% for the years ended December 31, 2018 and 2019, respectively. AnPac US is also subject to state income tax in California for the years ended December 31, 2018 and 2019.

The Group’s loss before income taxes consisted of:

	Years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Non-PRC	(18,944)	(56,658)	(8,137)
PRC	(23,551)	(45,181)	(6,490)
Total	(42,495)	(101,839)	(14,627)

The current and deferred components of income tax benefit appearing in the consolidated statements of comprehensive income are as follows:

	Years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Current tax	111	130	18
Deferred tax	88	88	13
Total	199	218	31

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2018 and 2019 applicable to the PRC operations to income tax benefit were as follows:

	Years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Loss before income taxes	(42,495)	(101,839)	(14,627)
Income tax benefit computed at the statutory income tax rate at 25%	10,624	25,460	3,657
Non-deductible expenses	(4,485)	(5,141)	(738)
International rate differences	(2,227)	(11,367)	(1,633)
Preferential tax rate differences	(210)	(710)	(102)
Effect of change in tax rate	(826)	789	113
Change in valuation allowance	(2,677)	(8,813)	(1,266)
Income tax benefit	199	218	31

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	14,705	23,148	3,325
Accrued expenses	1,043	1,479	212
Bad debt expenses	85	70	10
Others	120	69	10
Valuation allowance	(15,953)	(24,766)	(3,557)
Total deferred tax assets	—	—	—
Deferred tax liabilities:
Long-lived assets arising from acquisition	(1,222)	(1,134)	(163)
Total deferred tax liabilities	(1,222)	(1,134)	(163)

The Group operates through several subsidiaries. Valuation allowance is considered for each of the entities.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2018 and 2019, the Company and all of its subsidiaries were in cumulative loss position, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2019, the Group had tax losses of RMB136,796 (US$19,896) derived from entities in the PRC and the U.S., of which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses of RMB 109,181 (US$15,683) will expire from 2020 to 2024 if not utilized. The U.S. taxable losses of RMB19,043 (US$ 2,735) can be utilized indefinitely while the remainder will expire from 2035 to 2037.

Unrecognized Tax Benefits

As of December 31, 2018 and 2019, the Group recorded an unrecognized tax benefit of RMB9,398 and RMB11,847 (US$1,702), respectively, of which RMB9,235 and RMB11,847 (US$1,702), respectively, were presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. The unrecognized tax benefits were primarily related to transfer pricing and deductibility of expense. The amounts of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2018 and 2019, unrecognized tax benefits of RMB130 and Nil, if ultimately recognized, will impact the effective tax rate.

A roll-forward of unrecognized tax benefits is as follows:

	Years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at beginning of year	6,936	9,398	1,350
Addition based on tax positions related to the current year	3,064	2,810	404
Decrease based on tax positions related to prior years	(602)	(361)	(52)
Balance at end of year	9,398	11,847	1,702

The Group recorded interest accrued in relation to the unrecognized tax benefit in income tax expense of RMB40 and Nil for the years ended December 31, 2018 and 2019, respectively.